Condensed Consolidated Statements of Financial Condition (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current Assets
Cash and cash equivalents	$ 14,696,000	$ 7,934,000	$ 6,698,000
Deposit with clearing organizations	1,107,000	1,107,000	1,157,000
Receivables from broker-dealers and clearing organizations	3,617,000	3,650,000	2,714,000
Other receivables, net of allowance for uncollectible accounts	842,000	147,000	299,000
Advances to registered representatives - Current portion	490,000	249,000	719,000
Securities owned: marketable – at market value	618,000	696,000	454,000
Securities owned: non-marketable – at fair value	297,000	56,000	24,000
Other assets	787,000	520,000	677,000
Total Current Assets	22,454,000	14,359,000	12,742,000
Advances to registered representatives - Long term portion	366,000	641,000	233,000
Fixed assets, net	431,000	662,000	974,000
Intangible assets, net		466,000	1,087,000
Investment in unconsolidated joint venture			1,051,000
Other assets	180,000	461,000	274,000
Total Assets	23,431,000	16,589,000	16,361,000
Current Liabilities
Accounts payable, accrued expenses and other liabilities	11,483,000	11,297,000	10,754,000
Payable to broker-dealers and clearing organizations	13,000	119,000	139,000
Securities sold, but not yet purchased, at market	11,000	1,000	2,000
Convertible notes payable		6,800,000	5,753,000
Subordinated borrowings - Related party		1,000,000
Subordinated borrowings		1,000,000	100,000
Total Current Liabilities	11,507,000	19,217,000	16,748,000
Accrued expenses and other liabilities - Long term portion	179,000	263,000	1,078,000
Total Liabilities	11,686,000	19,480,000	17,826,000
National Holdings Corporation Stockholders' Equity (Deficit)
Common stock, $.02 par value, 150,000,000 shares authorized; 89,016,988, 26,567,193, and 24,446,704 shares issued and outstanding at June 30, 2013, September 30, 2012, and September 30, 2011	1,780,000	531,000	409,000
Additional paid-in capital	64,466,000	46,184,000	45,066,000
Accumulated deficit	(54,522,000)	(55,780,000)	(53,128,000)
Total National Holdings Corporation Stockholders' Equity (Deficit)	11,724,000	(2,909,000)	(1,497,000)
Non Controlling Interest	21,000	18,000	32,000
Total Stockholders' Equity (Deficit)	11,745,000	(2,891,000)	(1,465,000)
Total Liabilities and Stockholders' Equity (Deficit)	23,431,000	16,589,000	16,361,000
Series A Preferred Stock [Member]
National Holdings Corporation Stockholders' Equity (Deficit)
Preferred stock		0	0
Cumulative Preferred Stock Series C and D [Member]
National Holdings Corporation Stockholders' Equity (Deficit)
Preferred stock		$ 6,156,000	$ 6,156,000